Shareholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of basic and diluted earnings (loss) per share
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income—basic and diluted	$10,048,693	$2,799,553	$11,375,685	$2,843,921
Denominator:
Basic and diluted weighted average ordinary shares outstanding	30,958,500	8,625,000	34,500,000	8,625,000

Basic and diluted net income per ordinary share	$0.32	$0.32	$0.33	$0.33

One Energy Enterprises Inc [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of basic and diluted earnings (loss) per share
The reconciliation of the numerator and denominator of the Company’s basic and diluted earnings (loss) per share of Class A and B is shown in the following table (in whole dollars, except share and per share amounts):

	Three Months Ended March 31,
	2024		2023
	Class A	Class B	Class A	Class B
Numerator
Allocation of undistributed income (losses)	$(4,143,657)	$(2,406,012)	$227,746	$155,970

Denominator
Weighted average shares outstanding	255,187	150,700	211,400	150,700
Weighted average warrants with nominal strike price outstanding	4,350	—	8,650	—

Weighted average common shares outstanding – basic	259,537	150,700	220,050	150,700

Effective of dilutive instruments:
Stock options	—	—	2,189	—
Weighted average common shares outstanding – diluted	259,537	150,700	222,239	150,700
Basic net income (loss) per share	$(15.97)	$(15.97)	$1.03	$1.03
Diluted net income (loss) per share	$(15.97)	$(15.97)	$1.02	$1.03

Common stock equivalents:
Class B conversion	150,700	—	150,700	—
Stock options	36,680	—	17,310	—
Series A Preferred Stock	49,840	—	—	—
Series A Preferred Stock PIK Dividend	1,468	—	—	—

The reconciliation of the numerator and denominator of the Company’s basic and diluted earnings (loss) per share of Class A and B is shown in the following table (in whole dollars, except share and per share amounts):

	December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Numerator
Allocation of undistributed (losses)	$(10,152,148)	$(6,151,242)	$(9,497,987)	$(6,547,549)

Denominator
Weighted average shares outstanding	240,787	150,700	211,400	150,700
Weighted average warrants with nominal strike price outstanding	7,931	—	7,208	—

Weighted average common shares outstanding – basic	248,718	150,700	218,608	150,700

Basic net (loss) per share	$(40.82)	$(40.82)	$(43.45)	$(43.45)
Diluted net (loss) per share	$(40.82)	$(40.82)	$(43.45)	$(43.45)

Common stock equivalents:
Convertible debt	—	—	33,526	—
Class B conversion	150,700	—	150,700	—
Stock options	36,680	—	—	—
Series A Preferred Stock	46,935	—	—	—
Series A Preferred Stock PIK Dividend	1,468	—	—	—

Schedule of reconciliation of the series a preferred stock
The following table provides a reconciliation of the Series A Preferred Stock included in mezzanine equity in the condensed consolidated balance sheets for the three months ended March 31, 2024 and year ended December 31, 2023 (in whole dollars):

	Shares	Amount
Balance, December 31, 2023	48,403	$20,510,983
Issuance and sale of Series A Preferred Stock, net of offering costs of $0	4,915	2,199,067
Accrual of Series A Cash Dividend	—	171,598
Accrual of Series A PIK Dividend	762	343,195
Series A Cash Dividend paid	—	(152,094)

Balance, March 31, 2024	54,080	$23,072,749

The following table provides a reconciliation of the Series A Preferred Stock included in mezzanine equity in the consolidated balance sheets for the years ended December 31, 2023 and 2022 (in whole dollars):

	Shares	Amount
Balance, December 31, 2022	—	$—
Conversion of debt into Series A Preferred Stock	2,235	1,000,000
Issuance and sale of Series A Preferred Stock, net of offering costs of $ 1,298,387	44,700	18,701,574
Accrual of Series A cash dividend	—	328,638
Accrual of Series A PIK dividend	1,468	657,277
Series A cash dividend paid	—	(176,545)

Balance, December 31, 2023	48,403	$20,510,944